INCOME TAXES (Details Narrative)	12 Months Ended
Dec. 31, 2020 USD ($)
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 11,333,000
Operating loss carryforwards, expiration period	through 2032